Subsequent Events - Additional Information (Detail)		2 Months Ended	9 Months Ended
	May 11, 2016	Dec. 02, 2016 USD ($) ft²	Sep. 30, 2016
Subsequent Event [Line Items]
Reverse stock split ratio			On May 11, 2016, the Company effected a 1-for-2.2 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company's convertible preferred stock.
Reverse split of common stock	0.4545
Subsequent Event | GEORGIA
Subsequent Event [Line Items]
Area of office leased | ft²		20,000
Initial annual base rent		$ 421,740
Percentage of increase per year		3.00%
Minimum monthly lease payments		$ 35,145